FINANCIAL RESULTS - Summary of net of financial expense based on the nature of the related transactions (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL RESULTS
Finance expesnes (debt interest)	R$ (868,614)	R$ (721,083)	R$ (610,913)
Financial short-term investments and others income	977,203	535,587	251,542
Exchange variations on financial activities, net	322,049	323,496	(287,329)
Gains (losses) with derivatives on exchange rate variations on financial activities, net	(342,005)	(383,178)	257,964
Gains (losses) on derivatives on interest payments and other financial activities, net	(1,449,900)	(553,253)	71,616
Monetary adjustment of provision for tax, civil and labor risks and tax liabilities	(73,011)	(79,280)	(25,731)
Leases interest expenses	(110,356)	(112,456)	(116,381)
Other finance expenses	(522,748)	(327,588)	(380,152)
Hyperinflationary economy adjustment	(117,553)	(187,612)	(26,528)
Other gains (losses) from exchange rate variation on operating activities	(328,564)	(279,614)	(42,178)
Financial results	R$ (2,513,499)	R$ (1,784,981)	R$ (908,090)